Federated International Leaders Fund
A Portfolio of Federated World Investment Series, Inc.
CLASS A SHARES (TICKER FGFAX)
CLASS B SHARES (TICKER FGFBX)
CLASS C SHARES (TICKER FGFCX)
INSTITUTIONAL SHARES (TICKER FGFLX)

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED January 31, 2013
“Effective on or around June 24, 2013, the Fund will offer Class R Shares by separate Prospectus. Contact your financial intermediary or call 1-800-341-7400 for more information concerning Class R Shares.”
June 24, 2013
Federate International Leaders Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451784 (6/13)